Derivatives - Schedule of listing currency, fair value and notional amounts of derivative instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Offsettting Assets and Liabilities [Line Items]
Derivative assets, at fair value	$ 1,153	$ 0
Derivative assets, notional amount	4,150	0
Derivative liabilities, at fair value	1,013	31
Derivative liabilities, notional amount	35,704	20,000
Reinsurance contracts accounted for as derivative assets [Member]
Offsettting Assets and Liabilities [Line Items]
Derivative assets, at fair value	1,153	0
Derivative assets, notional amount	4,150	0
Derivative liabilities (embedded)
Offsettting Assets and Liabilities [Line Items]
Derivative liabilities, at fair value	5	31
Derivative liabilities, notional amount	20,000	20,000
Reinsurance contracts accounted for as derivative liabilities [Member]
Offsettting Assets and Liabilities [Line Items]
Derivative liabilities, at fair value	1,008	0
Derivative liabilities, notional amount	$ 15,704	$ 0